Operating Segments - Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer (Details) - Digital Assets Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
South Korea [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	$ 25	$ 20	$ 37
Switzerland [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue		871	976
United States [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	159	231	149
United Kingdom [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	34	56	4
Japan [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	51	44	107
State of Israel [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	16	16	21
Gibraltar [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	5		11,380
Other [Member]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer [Line Items]
Revenue	$ 28	$ 55	$ 114